Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://stancefunds.com/chgx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

C000253781 [Member]
Shareholder Report [Line Items]
Fund Name	Stance Sustainable Beta ETF
Class Name	Stance Sustainable Beta ETF
Trading Symbol	CHGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Stance Sustainable Beta ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://stancefunds.com/chgx. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]	You can find additional information about the Fund at https://stancefunds.com/chgx. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://stancefunds.com/chgx
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the 12-month period ended March 31, 2026, the Fund returned +14.10%, outperforming its benchmark, the S&P 500 Equal Weight Index, which returned +12.80%. The Fund primarily invested in large- and mid-cap U.S. equities across various sectors, with a focus on companies that meet rigorous environmental, social, and governance (ESG) criteria.

TOP PERFORMANCE CONTRIBUTORS

The Fund’s performance improved notably in the final quarter of the period. Key drivers included the exclusion of Tesla Inc. due to ESG criteria and underweight exposure to NVIDIA Corp., both of which declined sharply. The Fund’s equal weight methodology also boosted results through overweights in strong performers like AutoZone and O’Reilly Automotive.

TOP PERFORMANCE DETRACTORS

Information Technology Detracted from relative performance as the Fund’s largest sector drag. CHGX’s equal weight exposure to mega caps like Apple Inc. and NVIDIA Corp. limited upside participation earlier in the year and contributed to underperformance. However, the strategy proved protective in Q1, when NVIDIA fell sharply and CHGX’s underweight contributed positively to relative performance. Meanwhile, Microsoft Corp., removed mid-year for ESG reasons, contributed positively to relative performance. Together, these positions illustrate how the Fund’s approach reduces concentration risk and can cushion downside, though it may lag when a few dominant stocks drive the benchmark.

Consumer Staples — Detracted largely due to poor stock selection. Estée Lauder significantly underperformed. Nike Inc. also declined, further weighing on sector attribution.

Consumer Discretionary — Detracted due to selection effect. A notable laggard was Lennar Corp., a homebuilder that underperformed its benchmark peers.

Utilities — Both allocation and selection effects were negative, with holdings underperforming benchmark peers and the Fund maintaining an unfavorable weighting.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Five Year	Since Inception (10/09/2017)
Stance Sustainable Beta ETF - NAV	14.10%	7.63%	11.36%
Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index	15.35%	8.28%	12.05%
S&P 500 Index	17.80%	12.06%	13.61%
S&P 500 Equal Weight Total Return	12.80%	8.25%	10.63%
The S&P 500 Index is provided as a broad measure of market performance. The S&P 500 Equal Weight Total Return Index is provided as a measure of the Fund's investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://stancefunds.com/chgx for more recent performance information.
In a reorganization on April 4, 2025, the Fund acquired all of the assets and liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II (the “Predecessor ETF”), in a tax-free reorganization (the “Reorganization”). The Predecessor ETF had an investment objective and investment strategies that were substantially similar as those of the Fund. The Fund’s performance for periods prior to April 4, 2025 is that of the Predecessor ETF.
In a reorganization on March 18, 2022, the Predecessor ETF acquired all the assets and liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF, a series of ETF Series Solutions (the “Change Finance ETF”). The Change Finance ETF’s performance and financial history were adopted by the Predecessor ETF. Performance from October 9, 2017 through March 18, 2022 reflects that of the Change Finance ETF.

Performance Inception Date	Oct. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 135,387,421
Holdings Count | holding	102
Advisory Fees Paid, Amount	$ 669,887
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$135,387,421	Portfolio Turnover Rate*	95%
# of Portfolio Holdings	102	Advisory Fees Paid	$669,887
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.5%
Financials	14.2%
Health Care	10.8%
Communication Services	10.8%
Consumer Discretionary	10.7%
Industrials	9.8%
Consumer Staples	4.9%
Real Estate	3.1%
Materials	2.0%
Cash and Cash Equivalents	0.2%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://stancefunds.com/chgx or by calling (215) 330-4476.
On April 4, 2025, the Fund acquired all the assets and liabilities of the Predecessor ETF in a reorganization. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward.